Goodwill	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Goodwill

NOTE 8:  GOODWILL

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2019	$2,836	$13,980	$160	$16,976
Foreign currency translation adjustments and other	10	162	–	172

Carrying amount of goodwill as at October 31, 2020[2]	$2,846	$14,142	$160	$17,148
Additions (disposals)	(3)	–	–	(3)
Foreign currency translation adjustments and other	(67)	(1,098)	(1)	(1,166)
Carrying amount of goodwill as at April 30, 2021[2]	$2,776	$13,044	$159	$15,979

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Accumulated impairment as at April 30, 2021 and October 31, 2020 was nil.